SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock California Investment Quality Municipal Trust, Inc.

100 Bellevue Parkway

Wilmington, DE 19809

(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07664

______________

1.	Title of the class of securities of California Investment Quality Municipal Trust, Inc. (the "Fund") to be redeemed:
Auction Rate Municipal Preferred Stock, liquidation preference $25,000 per share, Series W7 (CUSIP 09247U206) (the "Shares").
2.	The date on which the securities are to be called or redeemed:
September 30, 2010 (the "Redemption Date").
3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:
The Shares are to be redeemed pursuant to Section 4(a)(i) of the Fund's Articles Supplementary.
4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
The Company intends to redeem all 237 of the outstanding Shares on the Redemption Date in connection with the Fund's liquidation and dissolution.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 10th day of September, 2010.

BLACKROCK CALIFORNIA INVESTMENT QUALITY
MUNICIPAL TRUST, INC.

By:	/s/ Neal J. Andrews
Name:	Neal J. Andrews
Title:	Chief Financial Officer